Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expense of defined contribution retirement plans	$ 1,393,000	$ 924,000	$ 679,000
Unfunded liability for supplemental plan	$ 449,000	$ 369,000